(ICON)

Prudential
High Yield
Total Return
Fund, Inc.

SEMI
ANNUAL
REPORT
Sept. 30, 1999

(LOGO)

A Message from the Fund's President                           November 15, 1999
-------------------------------------------------------------------------------
(PHOTO)

Dear Shareholder,
Prudential High Yield Total Return Fund posted negative returns for its six-month reporting period that ended on September 30, 1999, as did its benchmark, the Lipper High Current Yield Fund Average. Investors pushed bond yields higher (and their prices lower) because they expected the Federal Reserve to increase short-term interest rates. The Fed raised rates twice in the summer of 1999 to curb U.S. economic growth and to prevent a buildup in inflation pressures. These changes in U.S. monetary policy, among other factors, prompted the sell-off in high-yield (junk) bonds.

The following report takes a closer look at developments in the high-yield bond market during the first half of our fiscal year, and explains how the Fund was positioned accordingly.

One integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's investors and policyholders. This group now manages approximately $135 billion in assets, making it one of the three largest fixed-income money managers in the country. Our expanded depth, breadth, and scale also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools.

To utilize these resources effectively, we recently organized the group into teams, each specializing in a different sector of the fixed-income market. The High Yield Sector team, headed by Casey Walsh, will now be responsible for the day-to-day management of your Prudential High Yield Total Return Fund. Many of the investment professionals who supported the management of the Fund in the past, including George Edwards and Paul Price, will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President
Prudential High Yield Total Return Fund, Inc.

Performance Review
-------------------------------------------------------------------------------
(PHOTO) (PHOTO) (PHOTO)

Casey Walsh, team leader of the High Yield Sector team, and George Edwards and Paul Price, team members.

Investment Goals and Style
The Fund seeks total return through high current income and capital appreciation. The Fund invests primarily in securities rated BB and below by independent rating agencies, unrated bonds, defaulted bonds, and distressed securities. All are below investment grade and are commonly known as junk bonds. Such securities are subject to a greater risk of nonpayment of interest than higher-rated bonds. The Fund also invests in equity-related securities, convertible securities, and preferred stock. There can be no assurance that the Fund will achieve its investment objective.

Inflation jitters battered bond markets
Bond markets around the world faced a challenging period during the six months that ended on September 30, 1999. Brisk U.S. economic growth, a strengthening global economy, and climbing oil prices threatened to boost inflation, which hurts bonds by eroding the value of their fixed interest payments. To compensate for this risk, investors drove most bond yields higher, which caused their prices to slide.

But some junk bonds performed relatively well
Within the high-yield (junk) bond market, lower-quality bonds--such as those rated single-B and CCC--initially weathered this sell-off better than debt securities rated BB, which is the highest ratings category for junk bonds. This difference in performance largely reflected the fact that lower-quality junk bonds tend to be somewhat less affected by changes in the level of interest rates than higher-quality junk bonds. The Fund derived benefit from this development because the bulk of its holdings are in junk bonds rated single-B and below.

Then Fed rate hikes roiled bond markets
However, the Fund generated negative returns for its six-month reporting period because lower-quality junk bonds eventually succumbed to the bearish trend in fixed-income markets. Even they could not withstand the intense sell-off that ensued as the Federal Reserve boosted the Federal funds rate in June and August of 1999 in order to slow U.S. economic growth and avoid mounting inflation. This key rate--what U.S. banks charge each other for overnight loans--was raised by a quarter of a percentage point each time, leaving it at 5.25% as of August 24, 1999.

Junk bonds were also hurt by concern over the increasing number of companies that failed to make timely interest payments on their high-yield bonds in 1999. Furthermore, some brokerage firms have reduced the size of their junk-bond inventories. This temporarily reduced liquidity in the high-yield market, which caused prices of junk bonds to decline. These combined factors contributed to the poor performance of the junk-bond market, in which the Lehman Brothers
U.S. Corporate High-Yield Index posted a negative 1.08% return for the six-month reporting period.

Market volatility created good trading opportunities
While such volatile market conditions presented many challenges, they also created attractive opportunities to buy and sell high-yield bonds. For example, we were able to book profits on bonds of energy companies that had rallied earlier in the year as soaring oil prices improved the industry's earnings outlook. Energy bonds declined from 7.4% of the Fund's total investments as of March 31, 1999 to 4.5% by September 30, 1999.

By contrast, we increased holdings of bonds of cable television companies, which rose from 8.0% of the Fund's total investments as of March 31, 1999 to 9.0% by the close of the six-month period. The cable television industry tends to be less cyclical and has stable cash flows. We believe the outlook improved for the cable television sector of the high-yield debt market after a series of consolidations occurred in the industry in mid-summer of 1999.

We also purchased telecommunications bonds
Telecommunications bonds remained the Fund's largest sector holding. We particularly favored the wireless sector, where there is a high likelihood of consolidation. We also favored wireline companies that have larger capitalizations. Overall, the telecommunications industry exhibits strong revenue growth. We increased the Fund's exposure to telecommunications bonds from 16.5% of its total investments as of March 31, 1999 to 18.9% by the end of our six-month reporting period. Among our purchases were bonds of NEXTLINK Communications and Level 3.

Performance at a Glance

Cumulative Total Returns1                               As of 9/30/99

                                         Six           One          Since
                                        Months         Year       Inception2
Class A                                 -0.86%         5.78%        -3.80%
Class B                                 -1.11          5.23         -4.52
Class C                                 -1.11          5.23         -4.52
Class Z                                 -0.74          6.02         -3.54
Lipper High Current Yield Fund Avg.3    -0.90          4.84         -3.38


Average Annual Total Returns1                                As of 9/30/99

                                                       One          Since
                                                       Year       Inception2
Class A                                                1.55%        -5.51%
Class B                                                0.23         -6.14
Class C                                                3.18         -4.66
Class Z                                                6.02         -2.53

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 5/5/98.

3 The Lipper Since Inception return is for all funds in each share class in the High Current Yield Fund category. The Lipper average is unmanaged. High Current Yield funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt securities.
                                     1

Review Cont'd.
-------------------------------------------------------------------------------
Looking Ahead
High-yield bonds may be poised to rally
Despite the difficult market conditions of recent months, we believe any material improvement in investor sentiment could result in a solid rebound in the prices of junk bonds, given the attractive level of their yields. Indeed, there are signs that this may already be happening. AMG Data Services recently reported that net cash flows in high-yield bond mutual funds turned positive in the first week of November 1999. A major influx of money may flow into high-yield bonds in the first quarter of next year, which is when many institutional investors have historically allocated new money to the junk-bond market. If this pickup in demand occurs and the supply of newly issued junk bonds remains low, this could bode well for the high-yield market.

Additional Performance Tracking Tools
You can access comprehensive information about the performance of your Prudential mutual funds 24 hours a day through our Web site and automated phone service. At www.prudential.com/investing, you'll find the daily closing values, changes from the previous day, and quarterly performance for all of our retail mutual funds. Other available resources include daily, monthly, and quarterly market commentary.

Prudential is committed to meeting shareholders' needs. That is why we continue to upgrade and make improvements to our Web site. Please send us your comments about how we can continue to improve our site to meet your needs.

Daily fund values are also a toll-free call away from any touch-tone phone. Call (800) 225-1852 and follow the voice prompts to obtain mutual fund closing values and yields. You can even set up a personalized "watch list" to track specific Prudential mutual funds.

Mutual Fund Automated Service: (800) 225-1852

Main Menu                          Submenus
1. Account information             1. Account balance
                                   2. Transactions
                                   3. Order forms
2. Prices and yields
3. Transactions
4. Order checks and statements
5. PIN change


Five Largest Holdings
Expressed as a percentage of net assets as of 9/30/99
Phar-Mor Inc.         1.29%
Diamond Cable Co.     1.28
New Millennium Homes  1.26
Allied Waste NA, Inc. 1.24
Aircraft Funding      1.23

Credit Quality
Expressed as a percentage of total investments as of 9/30/99
BBB                0.5%
BB                 6.5
B                 53.9
CCC               14.3
CC                 1.0
C                  0.1
Not Rated         14.7
Equity             7.6
Short-term/Cash    1.4

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--96.7%
CORPORATE BONDS--87.5%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--0.7%
BE Aerospace, Inc., Sr. Sub. Notes                           B1                9.50%     11/01/08    $    250        $    244,375
Stellex Inds., Inc., Sr. Sub. Notes                          Caa1              9.50      11/01/07       1,000             760,000
                                                                                                                     ------------
                                                                                                                        1,004,375
------------------------------------------------------------------------------------------------------------------------------
Automotive--1.7%
Collins & Aikman Products Co., Sr. Sub. Notes                B2               11.50       4/15/06         100              95,500
Eagle-Picher Industries, Inc., Sr. Sub. Notes                B3                9.375      3/01/08         400             360,000
Hayes Wheels Int'l., Inc., Sr. Sub. Notes                    B2                9.125      7/15/07         500             467,500
JPS Automotive Products Corp., Sr. Notes                     B1               11.125      6/15/01         650             651,625
Paragon Corp. Holdings, Inc., Sr. Notes                      B3                9.625      4/01/08       1,000             340,000
Venture Holdings, Sr. Notes                                  B2                9.50       7/01/05         460             427,800
                                                                                                                     ------------
                                                                                                                        2,342,425
------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Other Media--5.2%
Ackerley Group, Inc., Sr. Sub. Notes                         B2                9.00       1/15/09       1,000             960,000
American Lawyer Media Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/15/02)                              B3               12.25      12/15/08       1,500             945,000
Capstar Broadcasting, Sr. Disc. Notes, Zero Coupon
   (until 2/1/02)                                            B3               12.75       2/01/09       2,000           1,680,000
CD Radio, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/1/02)                                                  Caa1             15.00      12/01/07       1,000             477,500
Coaxial Communications, Inc., Sr. Notes                      B3               10.00       8/15/06         250             246,250
Grupo Televisa S.A., Sr. Disc. Notes, Zero Coupon
   (until 5/15/01) (Mexico)                                  Ba2              13.25       5/15/08         475(f)          394,250
Imax Corp., Sr. Notes                                        Ba2               7.875     12/01/05         100              93,000
Jacor Communications Co., Sr. Sub. Notes                     B2                8.75       6/15/07       1,000           1,050,000
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                   B3               10.00       3/01/08         500             327,500
Radio Unica Corp., Sr. Disc. Notes, Zero Coupon (until
   8/1/02)                                                   Caa1             11.75       8/01/06         500             303,750
SFX Entertainment, Inc., Sr. Sub. Notes                      B3                9.125      2/01/08         750             697,500
Spectrasite Hldgs., Inc., Sr. Disc. Notes                    NR              Zero         4/15/09         350             175,000
                                                                                                                     ------------
                                                                                                                        7,349,750
------------------------------------------------------------------------------------------------------------------------------
Building & Related Industries--1.8%
New Millenium Homes, Sr. Notes                               NR               12.00       9/03/04       2,000           1,760,000
Presley Cos., Sr. Notes                                      Caa3             12.50       7/01/01         800             712,000
                                                                                                                     ------------
                                                                                                                        2,472,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Cable--5.5%
Adelphia Communications Corp.,
   Sr. Notes                                                 B1               10.50%      7/15/04    $    500        $    516,250
   Sr. Notes, PIK                                            B1                9.50       2/15/04          43              42,939
Avalon Cable Holdings LLC, Sr. Disc. Notes, Zero Coupon
   (until 12/1/02)                                           Caa1             11.875     12/01/08       1,000             625,000
Cablevision S.A., (Argentina)                                Ba3              13.75       5/01/09         500(f)          460,000
Classic Cable, Inc., Sr. Sub. Notes                          B3                9.375      8/01/09         200             194,500
Classic Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 8/1/03)                                            Caa1             13.25       8/01/09       1,000             667,500
Diamond Cable Co., Sr. Disc. Notes, Zero Coupon (until
   12/15/00) (United Kingdom)                                B3               11.75      12/15/05       2,000(f)        1,795,000
Falcon Holdings Group, L.P., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)                                           B2                9.285      4/15/10       1,000             710,000
International Cabletel, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/00)                                           B3               12.75       4/15/05         500             483,750
Mediacom LLC, Sr. Notes                                      B2                7.875      2/15/11         250             217,500
Multicanal S.A. (Argentina)                                  Ba3              13.125      4/15/09         500(f)          462,500
Telewest Communications PLC,
   Sr. Disc. Deb., Zero Coupon (until 10/1/00) (United
      Kingdom)                                               B1               11.00      10/01/07         100(f)           89,000
   Sr. Disc. Notes, Zero coupon (until 4/15/04) (United
      Kingdom)                                               B1                9.25       4/15/09         350(f)          210,875
TVN Entertainment Corp., Sr. Notes                           NR               14.00       8/01/08       1,000(d)          350,000
United Int'l. Holdings, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)                                           B3               10.75       2/15/08       1,500             918,750
                                                                                                                     ------------
                                                                                                                        7,743,564
------------------------------------------------------------------------------------------------------------------------------
Capital Goods--0.4%
Thermadyne Holdings Corp.,
   Sr. Disc. Notes, Zero Coupon (until 6/1/03)               Caa1             12.50       6/01/08         500             220,000
   Sr. Sub. Notes                                            B3                9.875      6/01/08         500             405,000
                                                                                                                     ------------
                                                                                                                          625,000
------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.5%
Lyondell Chemical Co., Sr. Sub. Notes                        B2               10.875      5/01/09       1,250           1,256,250
Sterling Chemical, Inc., Sr. Sub. Notes                      Caa3             11.75       8/15/06         500             300,000
ZSC Specialty Chemical Ltd., Sr. Notes                       B2               11.00       7/01/09         595             595,000
                                                                                                                     ------------
                                                                                                                        2,151,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--1.4%
Corning Consumer Product Co., Sr. Sub. Notes                 B3               9.625%      5/01/08     $ 1,080        $    853,200
Packaged Ice, Inc., Sr. Notes                                B3               9.75        2/01/05         750             671,250
Revlon Consumer Products Corp., Sr. Notes                    B2               9.00       11/01/06         500             453,750
                                                                                                                     ------------
                                                                                                                        1,978,200
------------------------------------------------------------------------------------------------------------------------------
Containers--1.3%
Graham Packaging Holdings Co., Sr. Disc. Notes, Zero
   Coupon (until 1/15/03)                                    Caa1            10.75        1/15/09       2,000           1,280,000
Radnor Hldgs. Corp., Gtd. Sr. Notes                          B2              10.00       12/01/03         300             303,000
Riverwood Int'l. Corp.,
   Sr. Notes                                                 B3              10.625       8/01/07          85              84,362
   Sr. Sub. Notes                                            Caa1            10.875       4/01/08          85              80,113
                                                                                                                     ------------
                                                                                                                        1,747,475
------------------------------------------------------------------------------------------------------------------------------
Drugs & Health Care--4.1%
Columbia HCA Healthcare Corp., Deb.                          Ba2               7.50      11/15/95         105              77,469
Concentra Operating Corp., Sr. Sub. Notes                    B3               13.00       8/15/09         245             245,000
Harborside Healthcare Corp., Sr. Sub. Disc. Notes, Zero
   Coupon (until 8/1/03)                                     B3               11.00       8/01/08         750             247,500
Lifepoint Hospitals Hldgs., Inc., Sr. Sub. Notes             B3               10.75       5/15/09         130             129,675
Magellan Health Services, Inc., Sr. Sub. Notes               Caa1              9.00       2/15/08       1,500           1,282,500
Mariner Post-Acute Network, Inc., Sr. Sub. Disc. Notes,
   Zero Coupon (until 11/1/02)                               C                10.50      11/01/07       1,840(e)           92,000
Mediq, Inc., Sr. Sub. Notes                                  B3               11.00       6/01/08         600             420,000
Team Health, Inc., Sr. Sub. Notes                            B3               12.00       3/15/09         750             753,750
Triad Hospitals Hldgs., Inc., Sr. Sub. Notes                 B3               11.00       5/15/09         970             965,150
US Healthworks, Inc., Sr. Disc. Notes                        NR              Zero        10/15/04       1,500           1,575,000
                                                                                                                     ------------
                                                                                                                        5,788,044
------------------------------------------------------------------------------------------------------------------------------
Energy--4.7%
AEI Resources, Inc., Sr. Sub. Notes                          Caa1             11.50      12/15/06         500             440,000
Anker Coal Group, Inc., Sr. Notes                            Ca                9.75      10/01/07       1,000             440,000
Applied Power, Inc., Sr. Sub. Notes                          B1                8.75       4/01/09         250             234,375
Calpine Corp., Sr. Notes                                     Ba2               7.75       4/15/09         500             466,250
Comstock Resources, Inc., Sr. Notes                          B2               11.25       5/01/07         500             515,000
DI Industries, Inc., Sr. Notes                               B1                8.875      7/01/07         425             379,312
Eott Energy Partners L.P., Sr. Notes                         Ba2              11.00      10/01/09         140             142,100

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy (cont'd.)
Gothic Production Corp., Sr. Sec'd Notes                     B3              11.125%      5/01/05     $   550        $    473,000
Gulf Canada Resources Ltd., Sr. Sub. Deb. (Canada)           Ba2              9.625       7/01/05         625(f)          643,750
Leviathan Finance Corp., Sr. Sub. Notes                      B2              10.375       6/01/09         350             358,750
P & L Coal Holdings Corp., Sr. Sub. Notes                    B2               9.625       5/15/08         750             720,000
RBF Finance Co.                                              Ba3             11.00        3/15/06         170             178,500
R & B Falcon Corp., Sr. Notes                                Ba3             12.25        3/15/06       1,250           1,318,750
Swift Energy Co., Sr. Sub. Notes                             B2              10.25        8/01/09         300             300,000
                                                                                                                     ------------
                                                                                                                        6,609,787
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.3%
Amresco, Inc., Sr. Sub. Notes (cost $736,546; purchased
   11/20/98)                                                 Caa3             9.875       3/15/05       1,000(b)          680,000
Delta Financial Corp., Sr. Notes                             B3               9.50        8/01/04         300             240,000
Lodgian Financing Corp., Gtd. Sr. Sub.                       B3              12.25        7/15/09         500             485,000
Metris Cos., Inc., Sr. Notes                                 Ba3             10.125       7/15/06         500             455,000
                                                                                                                     ------------
                                                                                                                        1,860,000
------------------------------------------------------------------------------------------------------------------------------
Food & Beverage--5.3%
Advantica Restaurant Group, Inc., Sr. Notes                  B2               11.25       1/15/08       1,500           1,305,000
Ameriking, Inc., Sr. Notes                                   B3               10.75      12/01/06         215             191,350
Ameriserve Food Distribution, Inc., Sr. Notes                B2                8.875     10/15/06         750             585,000
Carrols Corp., Sr. Sub. Notes                                B2                9.50      12/01/08         525             446,250
CKE Restaurants, Inc., Gtd. Notes                            B1                9.125      5/01/09       1,000             770,000
Fresh Foods, Inc., Sr. Sub. Notes                            B3               10.75       6/01/06         500             462,500
Grupo Azucarero Mexico S.A., Sr. Notes (Mexico)              Caa3             11.50       1/15/05       1,250(f)          525,000
Iowa Select Farms L.P., Sr. Sub. Notes                       Caa1             10.75      12/01/05       1,125             877,500
Nebco Evans Holding Co., Sr. Disc. Notes, Zero Coupon
   (until 7/15/02)                                           Caa2             12.375      7/15/07         500             200,000
Purina Mills, Inc., Sr. Sub. Notes (cost $1,477,500;
   purchased 7/9/99)                                         Caa1              9.00       3/15/10       2,000(b)          540,000
Sbarro, Inc., Sr. Notes                                      Ba3              11.00       9/15/09         405             400,444
SFC New Holdings, Inc., Sr. Sub. Notes                       NR               13.25       8/15/03       1,500           1,140,000
SFC Sub., Inc., Deb.                                         NR               11.00      12/15/09         269                  27
Vlasic Foods Int'l., Inc., Sr. Sub. Notes                    B2               10.25       7/01/09          35              31,675
                                                                                                                     ------------
                                                                                                                        7,474,746
------------------------------------------------------------------------------------------------------------------------------
Gaming--2.5%
Alliance Gaming Corp., Sr. Sub. Notes                        B3               10.00       8/01/07         665             495,425
Aztar Corp., Sr. Sub. Notes                                  B2               13.75      10/01/04          30              32,063

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gaming (cont'd.)
Fitzgeralds Gaming Corp., Sr. Notes                          Caa3             12.25%     12/15/04    $    625(e)     $    343,750
Isle Capri Black Hawk LLC, First Mtge. Notes                 B3               13.00       8/31/04       1,000           1,085,000
Mohegan Tribal Gaming Auth., Sen. Sub. Nt.                   Ba3               8.75       1/01/09         140             137,200
Santa Fe Hotel, Inc., First Mtge. Notes                      Caa2             11.00      12/15/00       1,000             970,000
Trump Atlantic City Assoc., First Mtge. Notes                B2               11.25       5/01/06         500             425,000
                                                                                                                     ------------
                                                                                                                        3,488,438
------------------------------------------------------------------------------------------------------------------------------
Industrials--3.3%
AMM Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   7/1/03)                                                   Caa1             13.50       7/01/09       2,000             400,000
Continental Global Group, Inc., Sr. Notes                    B3               11.00       4/01/07       1,500             885,000
Gentek, Inc., Sr. Sub. Notes                                 B2               11.00       8/01/09         300             306,750
Great Lakes Carbon Corp.,
   Sr. Disc. Deb., Zero Coupon (until 5/15/03)               Caa1             13.125      5/15/09       1,000             520,000
   Sr. Sub. Notes, PIK                                       B3               10.25       5/15/08       1,000             937,500
Huntsman ICI Chemicals, Inc., Sr. Sub. Notes                 B2               10.125      7/01/09         650             635,375
ICF Kaiser Int'l., Inc., Sr. Sub. Notes                      Caa2             13.00      12/31/03       1,770             885,000
                                                                                                                     ------------
                                                                                                                        4,569,625
------------------------------------------------------------------------------------------------------------------------------
Leisure & Tourism--2.5%
AMC Entertainment, Inc., Sr. Sub. Notes                      B3                9.50       2/01/11         300             246,000
Bally Total Fitness Hldg. Corp., Sr. Sub. Notes              B3                9.875     10/15/07       1,000             942,500
Louisiana Quinta Inns, Inc., Sr. Notes                       Ba2               7.25       3/15/04         150             130,749
Premier Cruise Ltd., Sr. Notes (cost $973,646;
   purchased 5/19/98)                                        Caa2             11.00       3/15/08       1,000(b)(e)             0
Premier Parks, Inc., Sr. Notes                               B3                9.75       6/15/07         550             522,500
Production Resource LLC, Sr. Sub. Notes                      Caa1             11.50       1/15/08       1,000             930,000
Town Sports Int'l., Inc., Sr. Notes                          B2                9.75      10/15/04         775             720,750
                                                                                                                     ------------
                                                                                                                        3,492,499
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Services--3.1%
Coinstar, Inc., Sr. Disc. Notes, Zero Coupon (until
   10/1/99)                                                  NR               13.00      10/01/06       1,550           1,588,750
Desa Int'l., Inc., Sr. Sub. Notes                            Caa1              9.875     12/15/07       1,000             673,750
ICON Health & Fitness, Inc., Gtd. Notes                      NR               12.00       9/27/05         666(e)          366,300
InterAct Systems, Inc., Sr. Disc. Notes (cost $690,000;
   purchased 5/11/98)                                        NR              Zero         8/01/03       1,500(b)          555,000
Kindercare Learning Center, Inc., Sr. Sub. Notes             B3                9.50       2/15/09         750             703,125
La Petite Academy, Inc., Sr. Notes                           B3               10.00       5/15/08         500             420,000
                                                                                                                     ------------
                                                                                                                        4,306,925

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products--3.9%
Ainsworth Lumber Ltd., Sr. Notes, PIK                        B2               12.50%      7/15/07    $  1,000        $  1,102,500
Doman Industries Ltd., Sr. Notes (Canada)                    Caa1              8.75       3/15/04         110(f)           77,825
Gaylord Container Corp., Sr. Notes                           Caa1              9.75       6/15/07       1,500           1,402,500
Maxxam Group Holdings, Inc., Sr. Notes                       B3               12.00       8/01/03         500             512,500
Millar Western Production Ltd., Sr. Notes                    B3                9.875      5/15/08         500             481,250
Repap New Brunswick, Inc., Sr. Sec'd. Notes                  Caa1             10.625      4/15/05         900             785,250
Stone Container Corp.,
   Sr. Notes                                                 B2               12.58       8/01/16         250             274,375
   Sr. Sub. Deb.                                             B3               12.25       4/01/02         750             753,750
                                                                                                                     ------------
                                                                                                                        5,389,950
------------------------------------------------------------------------------------------------------------------------------
Publishing--1.2%
Phoenix Color Corp., Sr. Sub. Notes                          B3               10.375      2/01/09       1,000             930,000
World Color Press, Inc.,
   Sr. Sub. Notes                                            Baa3              8.375     11/15/08         250             245,000
   Sr. Sub. Notes                                            Baa3              7.75       2/15/09         500             472,500
                                                                                                                     ------------
                                                                                                                        1,647,500
------------------------------------------------------------------------------------------------------------------------------
Retail--2.9%
Big 5 Holdings Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/30/02)                                          NR               13.45      11/30/08       1,000             500,000
Montgomery Ward Trade Claim (cost $695,187; purchased
   8/19/98)                                                  NR              Zero        12/31/00       2,144(b)          150,084
Musicland Group, Inc., Sr. Sub. Notes                        B3                9.00       6/15/03       1,500           1,380,000
Phar-Mor, Inc., Sr. Notes                                    B3               11.72       9/11/02       1,805           1,805,000
Specialty Retailers, Inc., Sr. Notes                         B1                8.50       7/15/05         375             288,750
                                                                                                                     ------------
                                                                                                                        4,123,834
------------------------------------------------------------------------------------------------------------------------------
Steel & Metals--3.0%
Algoma Steel, Inc., First Mtge. Notes                        B1               12.375      7/15/05          75              60,375
Doe Run Res. Corp., Sr. Notes                                B3               11.25       3/15/05         450             414,000
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes             B3               12.75       2/01/03       1,000           1,010,000
National Steel Corp., First Mtge. Notes                      Ba3               9.875      3/01/09         250             246,250
Republic Technologies Int'l. Capital Corp., Sr. Notes        B3               13.75       7/15/09          65(d)           61,750
Sheffield Steel Corp., First Mtge. Notes (cost
   $286,000; purchased 7/1/99)                               Caa2             11.50      12/01/05         325(b)          269,750
UCAR Global Enterprises, Inc., Sr. Sub. Notes                B2               12.00       1/15/05       1,000           1,052,500
WHX Corp., Sr. Notes                                         B3               10.50       4/15/05       1,150           1,081,000
                                                                                                                     ------------
                                                                                                                        4,195,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--2.1%
Homeland Stores, Inc., Sr. Notes                             NR               10.00%      8/01/03    $    350        $    294,000
Pantry, Inc., Sr. Sub. Notes                                 B3               10.25      10/15/07       1,500           1,481,250
Pathmark Stores, Inc., Sr. Sub. Notes                        Caa1              9.625      5/01/03         250             246,875
Stater Brothers Holdings, Inc., Sr. Notes                    B2               10.75       8/15/06         895             912,900
                                                                                                                     ------------
                                                                                                                        2,935,025
------------------------------------------------------------------------------------------------------------------------------
Technology--2.5%
Ampex Corp., Sr. Notes                                       B(a)             12.00       3/15/03       1,000           1,020,000
Anacomp, Inc., Sr. Sub. Notes                                B3               10.875      4/01/04         155             151,900
DecisionOne Holdings Corp., Sr. Disc. Deb., Zero Coupon
   (until 8/1/02)                                            C                11.50       8/01/08       1,100(d)(e)           687
Intersil Corp., Sr. Sub. Notes                               B3               13.25       8/15/09         225(d)          231,750
PSINET, Inc., Sr. Notes                                      B3               11.00       8/01/09         950             931,000
SCG Holding & Semiconductor Co., Sr. Sub. Notes              B2               12.00       8/01/09         275             281,875
Verio, Inc., Sr. Notes                                       B3               11.25      12/01/08          35              35,700
Viasystems, Inc., Sr. Sub. Notes                             B3                9.75       6/01/07       1,000             862,500
                                                                                                                     ------------
                                                                                                                        3,515,412
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--18.8%
Allegiance Telecom, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)              NR               11.75       2/15/08         330             212,850
   Sr. Notes                                                 NR               12.875      5/15/08         500             542,500
AMSC Acquisition Co., Inc., Sr. Notes                        NR               12.25       4/01/08         750             562,500
Arch Communications Group, Inc., Sr. Notes                   B3               13.75       4/15/08         500             360,000
Bestel S.A. De CV, Sr. Disc. Notes, Zero Coupon (until
   5/15/01) (Mexico)                                         NR               12.75       5/15/05       1,500(f)          945,000
Birch Telecom, Inc., Sr. Notes                               NR               14.00       6/15/08       1,000             990,000
Caprock Communications Corp., Sr. Notes                      B3               12.00       7/15/08         500             490,000
Cencall Communications Corp., Sr. Disc. Notes, Zero
   Coupon (until 1/15/99)                                    B2               10.125      1/15/04         250             250,625
Centennial Cellular Operating Co., Sr. Sub. Notes            Caa1             10.75      12/15/08         250             260,000
Firstworld Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 4/15/03)                                    NR               13.00       4/15/08       1,000             580,000
Focal Communications Corp., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)                                           NR               12.125      2/15/08         300             168,750
Global Crossings Hldg. Ltd., Sr. Notes                       B1                9.625      5/15/08         250             256,875
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)                                                 NR               13.875     12/15/00         500             380,000
Hyperion Telecommunications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/01)                               B3               13.00       4/15/03         370             310,800
ICG Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   9/15/00)                                                  B3               13.50       9/15/05         415             361,050

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Impsat Corp., Sr. Notes                                      B2              12.375%      6/15/08     $ 1,000        $    780,000
Jordan Telecommunication Products, Sr. Sub. Notes            B3               9.875       8/01/07         500             475,000
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)              B3              10.50       12/01/08         505             282,800
   Sr. Notes                                                 B3               9.125       5/01/08         190             171,950
McLeodusa, Inc., Sr. Notes                                   B1               8.125       2/15/09         500             465,000
Microcell Telecommunications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 6/1/04)                                B3              12.00        6/01/09       1,250             756,250
Netia Holdings BV, Gtd. Sr. Notes (Poland)                   B3              10.25       11/01/07         500(f)          440,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/99)              B2               9.75        8/15/04         350             352,625
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)              B2              10.65        9/15/07         155             114,312
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)              B2               9.95        2/15/08         600             418,500
Nextel International, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)                                           Caa1            12.125       4/15/08         500             250,000
Nextel Partners, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/04)                                            B3              14.00        2/01/09       1,100             640,750
Nextlink Communications, Inc., Sr. Notes                     B3              10.75        6/01/09         515             517,575
Northeast Optic Network, Inc., Sr. Notes                     NR              12.75        8/15/08         500             510,000
NTL Communications Corp., Sr. Disc. Notes, Zero Coupon
   (until 10/1/03)                                           B3              12.375      10/01/08       2,500           1,687,500
Omnipoint Corp., Sr. Notes                                   B3              11.625       8/15/06       1,500           1,545,000
RSL Communications Ltd.,
   Sr. Notes                                                 B2              12.25       11/15/06         250             248,750
   Sr. Notes                                                 B2              12.00       11/01/08         100              98,500
Splitrock Services, Inc., Sr. Notes                          NR              11.75        7/15/08         750             671,250
Time Warner Telecom LLC, Sr. Notes                           B2               9.75        7/15/08         650             654,875
Tritel PCS, Inc., Sr. Sub. Disc. Notes, Zero Coupon
   (5/15/04)                                                 B3              12.75        5/15/09       1,000             562,500
U.S. Xchange LLC, Sr. Notes                                  NR              15.00        7/01/08         750             742,500
United Pan-Europe Communications N.V.,
   Sr. Disc. Notes, Zero Coupon (until 8/01/04)              B2              12.50        8/01/09       2,050(f)        1,148,000
   Sr. Notes                                                 B2              10.875       8/01/09       1,060(f)        1,066,625
USA Mobil Communications, Inc., Sr. Notes                    B3               9.50        2/01/04         500             432,500
Versatel Telecom BV,
   Sr. Notes (Netherlands)                                   NR              13.25        5/15/08       1,000(f)          985,000
   Sr. Notes (Netherlands)                                   NR              11.875       7/15/09         500(f)          462,500
Viatel, Inc., Sr. Notes                                      B3              11.25        4/15/08       1,000             965,000
Williams Communications Group, Inc. Sr. Notes                B2              10.875      10/01/09         785             779,105
Winstar Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 10/15/00)                                          Caa1            14.00       10/15/05         500             417,500
Worldwide Fiber, Inc., Sr. Notes                             B3              12.50       12/15/05       1,000           1,015,000
                                                                                                                     ------------
                                                                                                                       26,327,817

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                               Moody's      Interest     Maturity     Amount            Value
Description                                                     Rating        Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Textiles--0.8%
Cluett American Corp., Sr. Sub. Notes                        B3              10.125%      5/15/08     $   750        $    495,000
Steel Heddle Mfg. Co., Sr. Sub. Notes                        Caa1            10.625       6/01/08       1,000             580,000
                                                                                                                     ------------
                                                                                                                        1,075,000
------------------------------------------------------------------------------------------------------------------------------
Transportation/Trucking/Shipping--2.2%
Aircraft Funding, PIK                                        NR              12.00        7/15/00       2,000           1,720,000
American Commercial Lines LLC, Sr. Notes                     B1              10.25        6/30/08       1,000             977,500
Stena AB, Sr. Notes (Sweden)                                 B2               10.625      6/01/08         265(f)          185,500
Trism, Inc., Sr. Sub. Notes                                  Caa3             10.75      12/15/00       1,000(e)          240,000
                                                                                                                     ------------
                                                                                                                        3,123,000
------------------------------------------------------------------------------------------------------------------------------
Utilities--1.3%
AES Corp., Sr. Notes                                         Ba1               9.50       6/01/09         750             750,000
York Power Funding, Sr. Sec'd. Notes (Cayman Islands)        Ba3              12.00      10/30/07       1,000(f)        1,000,000
                                                                                                                     ------------
                                                                                                                        1,750,000
------------------------------------------------------------------------------------------------------------------------------
Waste Management--2.5%
Allied Waste North America, Inc.,
   Sr. Notes                                                 Ba3               7.625      1/01/06         500             445,000
   Sr. Sub. Notes                                            B2               10.00       8/01/09       1,900           1,738,500
Waste Systems Int'l., Inc., Sub. Notes                       NR                7.00       5/13/05       1,594           1,371,038
                                                                                                                     ------------
                                                                                                                        3,554,538
                                                                                                                     ------------
Total corporate bonds (cost $139,865,207)                                                                             122,641,804
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS--1.3%
Einstein / Noah Bagel Corp., Sub. Deb.                       NR                7.25       6/01/04       1,500             750,000
Key Energy Group, Inc., Sr. Sub. Notes                       NR                5.00       9/15/04       1,500           1,065,000
                                                                                                                     ------------
Total convertible bonds
   (cost $2,041,477)                                                                                                    1,815,000
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND--0.3%
Republic of Brazil
   (cost $495,651)                                           B2               11.625      4/15/04         500(f)          466,250
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                 Value
Description                 Shares             (Note 1)
-----------------------------------------------------------
COMMON STOCKS--2.1%
Beverly Enterprises, Inc.(c)          40,000        $    170,000
Canadian Airlines Corp.(c)             4,400               4,792
Chesapeake Energy Corp.               12,000              46,500
CKE Restaurants, Inc.                 25,000             181,250
Classic Communications, Inc.(c)        3,000              50,010
Grand Union Co.(c)                   100,772           1,376,168
Intermedia Communications, Inc.(c)     1,563              33,995
Nevada Gold & Casinos, Inc.(c)         8,000              16,500
Omnipoint Corp.(c)                     2,600             145,275
Premier Cruises, Ltd.(c)              74,059             249,949
RSL Communications, Ltd.(c)            5,000              91,250
Star Gas Partners L.P.                   441               7,133
Viatel, Inc.(c)                        4,037             119,344
Waste Systems Int'l., Inc.            87,150             501,112
                                                    ------------
Total common stocks
  (cost $2,482,498)                                    2,993,278
                                                    ------------
-----------------------------------------------------------
PREFERRED STOCKS--5.2%
Adelphia Communications Corp.,         8,750
  $13.00                                                 980,000
AmeriKing, Inc., $13.00                1,074              17,184
Century Maintenance Supply, Inc.,     11,340
  $13.25                                               1,054,620
Cluett American Corp., $12.50          8,459             422,925
Concentric Network Corp., $13.50           1                 339
Dobson Communications Corp.,             774
  $13.00                                                 746,750
Geneva Steel Co., $14.00               1,000                 250
Global Crossing Holdings, Ltd.,        3,750
  $10.50                                                 395,625
Harborside Healthcare Corp.,             570
  $13.50                                                 228,025
Intermedia Communications, Inc.,      20,000
  $7.00                                                  370,000
IXC Communications, Inc., $12.50          25              26,084
Packaging of Corp. America, $12.37    57,500             817,500
Paxson Communications Corp.,           1,199
  $12.50                                               1,282,821
R & B Falcon Corp., $13.875              571             542,437
Rural Cellular Corp., $11.375              6               6,320
Supermarkets General Holdings
  Corp., $3.52                        10,000             348,125
                                                    ------------
Total preferred stocks
  (cost $7,848,866)                                    7,239,005
                                                    ------------
WARRANTS(c)--0.3%
American Banknote Corp., expiring
  12/1/02 @ $5.50                        750        $          8
American Mobile Satellite Corp.,
  expiring 4/1/08 @ $12.51               750              30,000
Bestel S.A. De CV, expiring            1,500
  5/15/05                                                  4,500
Birch Telecom, Inc., expiring          1,000
  6/15/08                                                  5,500
DecisionOne Holdings Corp.,
  expiring 8/1/07 @ $23.00             1,100 (d)               0
Firstworld Communications, Inc.,
  expiring 4/15/08                     1,000              70,000
HF Holdings, Inc., expiring            6,375
  7/15/02                                                  6,375
Interact Systems, Inc., expiring       1,500
  8/1/03                                                      15
Intersil Corp., expiring 8/15/09         225 (d)               0
R & B Falcon Corp., expiring
  5/1/09
  @ $9.50                                550             137,500
Republic Technologies Int'l.
  Capital Corp., expiring 7/15/04         65 (d)               0
Splitrock Services, Inc., expiring
  7/15/08                                750              54,000
TVN Entertainment Corp., expiring
  8/1/08                               1,000 (d)               0
Versatel Telecom BV, expiring          1,000
  5/15/08                                                125,000
                                                    ------------
Total warrants
  (cost $8,765)                                          432,898
                                                    ------------
Total long-term investments
  (cost $152,742,464)                                135,588,235
                                                    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of September 30, 1999        PRUDENTIAL HIGH YIELD
(Unaudited)                                              TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                                            Interest    Maturity      Amount            Value
Description                                                                   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.4%
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND
Bombardier Capital, Inc.
   (cost $4,740,000)                                                           5.80%     10/01/99    $  4,740        $  4,740,000
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
Total Investments--100.1%
   (cost $157,482,464; Note 4)                                                                                        140,328,235
Other liabilities in excess of assets--(0.1)%                                                                            (205,557)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $140,122,678
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $4,858,879. The aggregate value $2,194,834 is approximately 1.6% of net assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments; non-income producing security.
(f) US$ denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                                         PRUDENTIAL HIGH YIELD
Statement of Assets and Liabilities (Unaudited)          TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                       September 30, 1999
Investments, at value (cost $157,482,464)..............................................................         $140,328,235
Dividends and interest receivable......................................................................            3,336,451
Receivable for investments sold........................................................................              720,404
Deferred expenses and other assets.....................................................................              130,659
Receivable for Fund shares sold........................................................................               53,298
                                                                                                             ------------------
   Total assets........................................................................................          144,569,047
                                                                                                             ------------------
Liabilities
Payable for investments purchased......................................................................            1,840,339
Payable for Fund shares reacquired.....................................................................            1,028,244
Bank overdraft.........................................................................................              923,049
Dividends payable......................................................................................              356,241
Accrued expenses.......................................................................................              164,085
Due to Distributor.....................................................................................               74,898
Due to Manager.........................................................................................               59,513
                                                                                                             ------------------
   Total liabilities...................................................................................            4,446,369
                                                                                                             ------------------
Net Assets.............................................................................................         $140,122,678
                                                                                                             ------------------
                                                                                                             ------------------
Net assets were comprised of:
   Common stock, at par................................................................................         $      1,668
   Paid-in capital in excess of par....................................................................          165,316,189
                                                                                                             ------------------
                                                                                                                 165,317,857
   Accumulated net realized loss on investments........................................................           (8,040,950)
   Net unrealized depreciation on investments..........................................................          (17,154,229)
                                                                                                             ------------------
Net assets, September 30, 1999.........................................................................         $140,122,678
                                                                                                             ------------------
                                                                                                             ------------------
Class A:
   Net asset value and redemption price per share                                                                      $8.40
      ($30,348,690 3 3,613,574 shares of common stock issued and outstanding)..........................
   Maximum sales charge (4% of offering price).........................................................                  .35
   Maximum offering price to public....................................................................                $8.75
Class B:
   Net asset value, offering price and redemption price per share                                                      $8.40
      ($91,730,492 3 10,920,658 shares of common stock issued and outstanding).........................
Class C:
   Net asset value and redemption price per share                                                                      $8.40
      ($16,234,038 3 1,932,902 shares of common stock issued and outstanding)..........................
   Sales charge (1% of offering price).................................................................                  .08
   Offering price to public............................................................................                $8.48
Class Z:
   Net asset value, offering price and redemption price per share                                                      $8.40
      ($1,809,458 3 215,375 shares of common stock issued and outstanding).............................

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL HIGH YIELD
TOTAL RETURN FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                   September 30,
Net Investment Income                                  1999
Income
   Interest.....................................       8,335,421
   Dividends....................................         204,960
                                                   -------------
                                                       8,540,381
                                                   -------------
Expenses
   Management fee...............................         492,860
   Distribution fee--Class A....................          43,610
   Distribution fee--Class B....................         364,116
   Distribution fee--Class C....................          66,317
   Custodian's fees and expenses................          92,000
   Reports to shareholders......................          75,000
   Transfer agent's fees and expenses...........          65,000
   Registration fees............................          36,000
   Amortization of deferred organization
      expenses..................................          18,000
   Audit fees...................................          15,000
   Legal fees and expenses......................          11,000
   Directors' fees..............................           7,000
   Insurance expenses...........................           1,000
   Miscellaneous................................           2,533
                                                   -------------
      Total operating expenses..................       1,289,436
   Less: Management fee waiver (Note 2).........        (152,878)
                                                   -------------
      Total expenses............................       1,136,558
                                                   -------------
Net investment income...........................       7,403,823
                                                   -------------
Realized and Unrealized
Loss on Investments
Net realized loss on investment transactions....      (4,092,324)
Net change in unrealized depreciation of
   investments..................................      (4,503,382)
                                                   -------------
Net loss on investments.........................      (8,595,706)
                                                   -------------
Net Decrease in Net Assets
Resulting from Operations.......................    $ (1,191,883)
                                                   -------------
                                                   -------------

PRUDENTIAL HIGH YIELD
TOTAL RETURN FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months     May 5, 1998(a)
                                      Ended          Through
Increase (Decrease) in            September 30,     March 31,
Net Assets                            1999             1999
Operations
   Net investment income........  $  7,403,823     $ 12,113,394
   Net realized loss on
      investment transactions...    (4,092,324)      (3,948,626)
   Net change in unrealized
      depreciation of
      investments...............    (4,503,382)     (12,650,847)
                                  -------------   --------------
   Net decrease in net assets
      resulting from
      operations................    (1,191,883)      (4,486,079)
                                  -------------   --------------
Dividends and distributions (Note 1)
   Dividends from net investment
      income
      Class A...................    (1,767,051)      (3,017,075)
      Class B...................    (4,682,246)      (7,451,879)
      Class C...................      (851,674)      (1,460,665)
      Class Z...................      (102,852)        (183,775)
                                  -------------   --------------
                                    (7,403,823)     (12,113,394)
                                  -------------   --------------
   Distributions in excess of
      net investment income
      Class A...................       --               (50,574)
      Class B...................       --              (132,431)
      Class C...................       --               (25,580)
      Class Z...................       --                (3,622)
                                  -------------   --------------
                                       --              (212,207)
                                  -------------   --------------
Fund share transactions (Net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold......................    15,172,480      200,008,881
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     4,509,018        7,763,506
   Cost of shares reacquired....   (27,336,728)     (34,687,093)
                                  -------------   --------------
   Net increase (decrease) in
      net assets from Fund share
      transactions..............    (7,655,230)     173,085,294
                                  -------------   --------------
Total increase (decrease).......   (16,250,936)     156,273,614
Net Assets
Beginning of period.............   156,373,614          100,000
                                  -------------   --------------
End of period...................  $140,122,678     $156,373,614
                                  -------------   --------------
                                  -------------   --------------
---------------
(a) Commencement of investment operations.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

                                                         PRUDENTIAL HIGH YIELD
Notes to Financial Statements (Unaudited)                TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
Prudential High Yield Total Return Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 18, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on May 5, 1998. The primary investment objective of the Fund is total return through high current income and capital appreciation. It seeks to achieve this objective by investing in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New York time.

The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at September 30, 1999 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes discount and amortizes premium as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Offering and Organization Expenses: Approximately $283,300 were incurred in connection with the organization of the Fund. Offering cost of approximately $110,400 and organization cost of approximately $172,900 are being amortized ratably over a period of twelve months and sixty months, respectively, from the date the Fund commenced investment operations.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement PIFM has responsibility for all investment advisory services
--------------------------------------------------------------------------------
                                       16

                                                         PRUDENTIAL HIGH YIELD
Notes to Financial Statements (Unaudited)                TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .65% of the Fund's average daily net assets. PIFM has agreed to waive a portion of its management fee. The waiver was .30 of 1% of the Fund's average daily net assets for the period April 1, 1999 through May 31, 1999. Effective June 1, 1999, such waiver is .15 of 1% of the Fund's average daily net assets. The waiver amounted to $152,878 ($0.09 per share; .20 of 1% of the Fund's average daily net assets). The Fund is not required to reimburse PIFM for such waiver.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%,
 .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended September 30, 1999.

PIMS has advised the Fund that it received approximately $30,000 and $19,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 1999, it received approximately $189,000 and $6,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. The Fund did not borrow any amounts pursuant to either agreement during the six months ended September 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC, a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended September 30, 1999, the Fund incurred fees of approximately $61,000 for the services of PMFS. As of September 30, 1999, $9,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 1999 were $67,038,962 and $73,489,444, respectively.

The federal income tax basis of the Fund's investments as of September 30, 1999 was $157,619,868; accordingly, net unrealized depreciation for federal income tax purposes was $17,291,633 (gross unrealized appreciation--$2,705,871; gross unrealized depreciation--$19,997,504).

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 1999, of approximately $1,698,000 which expires in 2007. In addition, the Fund has elected to treat net capital losses of approximately $2,225,000 incurred in the five month period ended March 31, 1999 as having occurred in the current fiscal year.
--------------------------------------------------------------------------------
                                       17

                                                         PRUDENTIAL HIGH YIELD
Notes to Financial Statements (Unaudited)                TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has 2.5 billion shares of $0.0001 par value common stock authorized; 1 billion shares for Class A and 500 million shares each for Class B, Class C and Class Z.

Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    ---------------
Six months ended September 30, 1999:
Shares sold...................        394,160    $     3,474,197
Shares issued in reinvestment
  of dividends................        137,794          1,212,996
Shares reacquired.............     (1,142,728)       (10,054,542)
                                 ------------    ---------------
Net decrease in shares
  outstanding before
  conversion..................       (610,774)        (5,367,349)
Shares issued upon conversion
  from Class B................          7,650             61,231
                                 ------------    ---------------
Net decrease in shares
  outstanding.................       (603,124)   $    (5,306,118)
                                 ------------    ---------------
                                 ------------    ---------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................      5,287,840    $    51,217,401
Shares issued in reinvestment
  of dividends and
  distributions...............        223,342          2,028,273
Shares reacquired.............     (1,316,676)       (11,925,521)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversions.................      4,194,506         41,320,153
Shares issued upon conversion
  from Class B................         19,692            174,213
                                 ------------    ---------------
Net increase in shares
  outstanding.................      4,214,198    $    41,494,366
                                 ------------    ---------------
                                 ------------    ---------------
Class B
------------------------------
Six months ended September 30, 1999:
Shares sold...................        998,873    $     8,792,432
Shares issued in reinvestment
  of dividends................        307,742          2,708,100
Shares reacquired.............     (1,318,446)       (11,544,986)
                                 ------------    ---------------
Class B                             Shares           Amount
------------------------------   ------------    ---------------
Net decrease in shares
  outstanding before
  conversion..................        (11,831)   $       (44,454)
Shares reacquired upon
  conversion into Class A.....         (7,664)           (61,231)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................        (19,495)   $      (105,685)
                                 ------------    ---------------
                                 ------------    ---------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................     12,231,118    $   119,622,135
Shares issued in reinvestment
  of dividends and
  distributions...............        514,809          4,669,308
Shares reacquired.............     (1,788,582)       (16,165,146)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversion..................     10,957,345        108,126,297
Shares reacquired upon
  conversion into Class A.....        (19,692)          (174,213)
                                 ------------    ---------------
Net increase in shares
  outstanding.................     10,937,653    $   107,952,084
                                 ------------    ---------------
                                 ------------    ---------------
Class C
------------------------------
Six months ended September 30, 1999:
Shares sold...................        258,973    $     2,294,689
Shares issued in reinvestment
  of dividends................         56,698            499,273
Shares reacquired.............       (543,715)        (4,845,487)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................       (228,044)   $    (2,051,525)
                                 ------------    ---------------
                                 ------------    ---------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................      2,556,202    $    24,882,076
Shares issued in reinvestment
  of dividends and
  distributions...............         98,953            898,112
Shares reacquired.............       (496,709)        (4,436,511)
                                 ------------    ---------------
Net increase in shares
  outstanding.................      2,158,446    $    21,343,677
                                 ------------    ---------------
                                 ------------    ---------------
Class Z
------------------------------
Six months ended September 30, 1999:
Shares sold...................         68,868    $       611,162
Shares issued in reinvestment
  of dividends................         10,071             88,649
Shares reacquired.............       (100,833)          (891,713)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................        (21,894)   $      (191,902)
                                 ------------    ---------------
                                 ------------    ---------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................        452,123    $     4,287,269
Shares issued in reinvestment
  of dividends and
  distributions...............         18,552            167,813
Shares reacquired.............       (235,906)        (2,159,915)
                                 ------------    ---------------
Net increase in shares
  outstanding.................        234,769    $     2,295,167
                                 ------------    ---------------
                                 ------------    ---------------

---------------
(a) Commencement of investment operations.
--------------------------------------------------------------------------------
                                       18

                                                         PRUDENTIAL HIGH YIELD
Financial Highlights (Unaudited)                         TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                            Class A                     Class B
                                                                --------------------------------     -------------
                                                                 Six Months       May 5, 1998(a)      Six Months
                                                                    Ended            Through             Ended
                                                                September 30,       March 31,        September 30,
                                                                    1999               1999              1999
                                                                -------------     --------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $  8.91           $  10.00           $  8.91
                                                                    ------             ------            ------
Income from investment operations
Net investment income(d).....................................         0.45               0.79              0.42
Net realized and unrealized loss on investments..............        (0.51)             (1.08)            (0.51)
                                                                    ------             ------            ------
   Total from investment operations..........................        (0.06)             (0.29)            (0.09)
                                                                    ------             ------            ------
Less distributions
Dividends from net investment income.........................        (0.45)             (0.79)            (0.42)
Distributions in excess of net investment income.............           --              (0.01)               --
                                                                    ------             ------            ------
      Total distributions....................................        (0.45)             (0.80)            (0.42)
                                                                    ------             ------            ------
Net asset value, end of period...............................      $  8.40           $   8.91           $  8.40
                                                                    ------             ------            ------
                                                                    ------             ------            ------
TOTAL RETURN(b)..............................................         (.86)%            (2.97)%           (1.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $30,349           $ 37,558           $91,730
Average net assets (000).....................................      $34,888           $ 35,147           $97,098
Ratios to average net assets(c)(d):
   Expenses, including distribution fees.....................         1.12%              1.06%             1.62%
   Expenses, excluding distribution fees.....................         0.87%              0.89%             0.87%
   Net investment income.....................................        10.13%              9.52%             9.64%
For Classes A, B, C and Z shares:
   Portfolio turnover rate...................................           46%                97%

                                                               May 5, 1998(a)
                                                                  Through
                                                                 March 31,
                                                                    1999
                                                               --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................     $  10.00
                                                                    ------
Income from investment operations
Net investment income(d).....................................         0.74
Net realized and unrealized loss on investments..............        (1.08)
                                                                    ------
   Total from investment operations..........................        (0.34)
                                                                    ------
Less distributions
Dividends from net investment income.........................        (0.74)
Distributions in excess of net investment income.............        (0.01)
                                                                    ------
      Total distributions....................................        (0.75)
                                                                    ------
Net asset value, end of period...............................     $   8.91
                                                                    ------
                                                                    ------
TOTAL RETURN(b)..............................................        (3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................     $ 97,454
Average net assets (000).....................................     $ 92,201
Ratios to average net assets(c)(d):
   Expenses, including distribution fees.....................         1.64%
   Expenses, excluding distribution fees.....................         0.89%
   Net investment income.....................................         8.97%
For Classes A, B, C and Z shares:
   Portfolio turnover rate...................................

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

                                                         PRUDENTIAL HIGH YIELD
Financial Highlights (Unaudited)                         TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------

                                                                            Class C                     Class Z
                                                                --------------------------------     -------------
                                                                 Six Months       May 5, 1998(a)      Six Months
                                                                    Ended            Through             Ended
                                                                September 30,       March 31,        September 30,
                                                                    1999               1999              1999
                                                                -------------     --------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $  8.91           $  10.00           $  8.91
                                                                    ------             ------             -----
Income from investment operations
Net investment income(d).....................................         0.42               0.74              0.46
Net realized and unrealized loss on investments..............        (0.51)             (1.08)            (0.51)
                                                                    ------             ------             -----
   Total from investment operations..........................        (0.09)             (0.34)            (0.05)
                                                                    ------             ------             -----
Less distributions
Dividends from net investment income.........................        (0.42)             (0.74)            (0.46)
Distributions in excess of net investment income.............           --              (0.01)               --
                                                                    ------             ------             -----
      Total distributions....................................        (0.42)             (0.75)            (0.46)
                                                                    ------             ------             -----
Net asset value, end of period...............................      $  8.40           $   8.91           $  8.40
                                                                    ------             ------             -----
                                                                    ------             ------             -----
TOTAL RETURN(b)..............................................        (1.11)%            (3.45)%            (.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $16,234           $ 19,249           $ 1,809
Average net assets (000).....................................      $17,685           $ 18,089           $ 1,979
Ratios to average net assets(c)(d):
   Expenses, including distribution fees.....................         1.62%              1.64%             0.87%
   Expenses, excluding distribution fees.....................         0.87%              0.89%             0.87%
   Net investment income.....................................         9.63%              8.96%            10.39%

                                                               May 5, 1998(a)
                                                                  Through
                                                                 March 31,
                                                                    1999
                                                               --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $10.00
                                                                    -----
Income from investment operations
Net investment income(d).....................................        0.80
Net realized and unrealized loss on investments..............       (1.08)
                                                                    -----
   Total from investment operations..........................       (0.28)
                                                                    -----
Less distributions
Dividends from net investment income.........................       (0.80)
Distributions in excess of net investment income.............       (0.01)
                                                                    -----
      Total distributions....................................       (0.81)
                                                                    -----
Net asset value, end of period...............................      $ 8.91
                                                                    -----
                                                                    -----
TOTAL RETURN(b)..............................................       (2.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $2,113
Average net assets (000).....................................      $2,060
Ratios to average net assets(c)(d):
   Expenses, including distribution fees.....................        0.89%
   Expenses, excluding distribution fees.....................        0.89%
   Net investment income.....................................        9.90%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
Thomas H. O'Brien
David R. Odenath, Jr.
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
405 Lexington Avenue
New York, NY 10174

Prudential Investments is a unit of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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Class    NASDAQ       Cusip
  A      PYRAX      74437D109
  B      PYRBX      74437D208
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  Z       --        74437D406   MF181E2